Label	Element	Value
Innovator Growth Accelerated Plus ETF® - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.30%
Innovator Growth Accelerated Plus ETF® - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	37.80%
Innovator Growth Accelerated Plus ETF® - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $586.61 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(41.30%)